Average Annual Total Returns (Vanguard Long-Term Government Bond Index Fund Participant)	Vanguard Long-Term Government Bond Index Fund Vanguard Long-Term Government Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Barclays U.S. Long Government Float Adjusted Index Vanguard Long-Term Government Bond Index Fund Vanguard Long-Term Government Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	(12.74%)	(12.49%)
Since Inception	5.80%	6.02%